Intangible Assets (Details) - Schedule of estimated amortization - Aria Energy LLC [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets (Details) - Schedule of estimated amortization [Line Items]
2021		$ 12,724
2022		12,132
2023		11,220
2024		10,294
2025		10,025
Thereafter		70,527
Total	$ 120,413	126,922	$ 227,855
Below-Market Contracts [Member]
Intangible Assets (Details) - Schedule of estimated amortization [Line Items]
2021		2,433
2022		2,409
2023		927
Thereafter
Total		$ 5,769